Warrants - Summary of Vesting Status of the Customer Warrant (Details) - shares	Dec. 31, 2021	Jan. 31, 2021	Dec. 31, 2020
Disclosure Of Vesting Status Of Warrants [Line Items]
Warrants outstanding			0
Rigetti Computing, Inc [Member]
Disclosure Of Vesting Status Of Warrants [Line Items]
Warrants outstanding	3,406,156	3,406,156
Rigetti Computing, Inc [Member] | Vested Customer Warrants [Member]
Disclosure Of Vesting Status Of Warrants [Line Items]
Warrants outstanding	1,362,461	1,021,845
Rigetti Computing, Inc [Member] | Unvested Customer Warrants [Member]
Disclosure Of Vesting Status Of Warrants [Line Items]
Warrants outstanding	2,043,695	2,384,311